Consolidated Statements of Cash Flows (FY) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Jun. 10, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2019 USD ($)
Operating activities
Net income (loss)	$ (2,114)	$ (10,959)	$ 5,064	$ 7,706
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Share/Unit-based compensation	343	924	2,602	6,780
Gain on Paycheck Protection Program loan forgiveness	0	0	(1,535)	0
Accrual of premium on debt	0	3,682	1,118	0
Amortization of debt issuance costs	0	564	1,180	0
Interest income on promissory note from member	0	0	(2,038)	0
Depreciation and amortization	10,642	17,639	43,234	27,412
Provision for doubtful accounts	0	150	53	282
Deferred income taxes	(1,568)	(3,940)	(4,312)	2,173
Loss on disposal of property and equipment	0	0	0	15
Changes in assets and liabilities:
Accounts receivable	2,221	(2,942)	(6,105)	(2,351)
Prepaid expenses and deferred charges	521	(437)	(1,777)	(1,199)
Other current assets	12	69	(3,292)	281
Other assets	249	304	37	(210)
Accounts payable	432	(1,846)	1,845	(52)
Accrued expenses and other current liabilities	5,587	(3,041)	(7,481)	(6,177)
Deferred revenue	(110)	8,624	6,547	3,412
Due to/(from) related party	(60)	(10)	10	(58)
Other liabilities	301	821	(720)	(41)
Net cash provided by operating activities	16,456	9,602	34,430	37,973
Investing activities
Cash used in acquiring the Predecessor, net of cash acquired	0	(263,843)	0	0
Purchase of property and equipment	(270)	(197)	(269)	(133)
Additions to capitalized software	(1,420)	(951)	(3,528)	(2,327)
Loans to employees	0	0	0	(2,224)
Proceeds from repayment of loan to employees	2,224	0	0	0
Loan to Kunlun	(14,000)	0	0	0
Proceeds from repayment of loan to Kunlun	14,000	0	0	0
Net cash (used in) provided by investing activities	534	(264,991)	(3,797)	(4,684)
Financing activities
Proceeds from exercise of stock options	0	0	1,351	0
Contribution from members	0	110,000	0	0
Proceeds from issuance of debt	0	192,000	0	0
Payment of debt	0	0	(56,640)	0
Payment of debt issuance costs	0	(3,825)	(960)	0
Proceeds from Paycheck Protection Program Loan	1,514	0	0	0
Net cash (used in) provided by financing activities	1,514	298,175	(56,249)	0
Net (decrease) increase in cash, cash equivalents and restricted cash	18,504	42,786	(25,616)	33,289
Cash, cash equivalents and restricted cash, beginning of the period	47,950	0	42,786	14,661
Cash, cash equivalents and restricted cash, end of the period	0	42,786	17,170	47,950
Reconciliation of cash, cash equivalents and restricted cash
Cash and cash equivalents	65,062	41,394	15,778	46,558
Restricted cash	1,392	1,392	1,392	1,392
Cash, cash equivalents and restricted cash	0	42,786	17,170	47,950
Supplemental disclosure of cash flow information:
Cash interest paid	2	10,336	22,751	99
Income taxes paid	157	1,730	9,514	273
Non-cash capital contribution as part of the purchase price for acquisition for the Predecessor
Deferred payments, at fair value	0	156,082	0	0
Issuance of Series Y preferred units, at fair value	0	7,364	0	0
Contingent consideration, at fair value	0	400	0	0
Supplemental disclosure of non-cash financing activities:
Paycheck Protection Program loan forgiveness	0	0	$ 1,535	$ 0
Predecessor [Member]
Financing activities
Cash, cash equivalents and restricted cash, beginning of the period		$ 66,454
Cash, cash equivalents and restricted cash, end of the period	66,454
Reconciliation of cash, cash equivalents and restricted cash
Cash, cash equivalents and restricted cash	$ 66,454